Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Employees and payroll accruals	[1]	$ 498	$ 1,481
Short term lease liability		73	69
Accrued expenses		261	450
Other Current Liabilities		$ 832	$ 2,000

[1]	see Note 14 regarding waiver signed of bonus accrual.